Expense Example - BlackRock Small Cap Index V.I. Fund - Class III Shares	Feb. 09, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	$ 663